Organization and Business	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Organization and Business
Sphere 3D Corp. (the “Company”) was incorporated under the Business Corporations Act (Ontario) on May 2, 2007 as T.B. Mining Ventures Inc. On March 24, 2015, the Company completed a short-form amalgamation with a wholly-owned subsidiary. In connection with the short-form amalgamation, the Company changed its name to “Sphere 3D Corp.”
The Company delivers containerization and virtualization technologies along with data management products that enable workload-optimized solutions. The Company achieves this through a combination of containerized applications, virtual desktops, virtual storage and physical hyper-converged platforms. The Company’s products allow organizations to deploy a combination of public, private or hybrid cloud strategies while backing them up with the latest storage solutions. Sphere 3D, along with its wholly-owned subsidiaries Overland Storage and Tandberg Data, has a portfolio of brands including Glassware 2.0™, SnapCLOUD™, SnapScale®, SnapServer®, V3®, RDX®, and NEO®.
In December 2014, the Company completed its acquisition of Overland Storage, Inc. (“Overland”).
These consolidated statements include the financial statements of the Company, its wholly-owned subsidiaries, Overland, V3 Systems Holdings, Inc., and Sphere 3D Inc.
The Company has projected that cash on hand, available borrowings under the Company’s credit facilities may not be sufficient to allow the Company to continue operations for the next 12 months. Significant changes from the Company’s current forecast, including but not limited to: (i) shortfalls from projected sales levels; (ii) unexpected increases in product costs; (iii) increases in operating costs; and (iv) changes in the historical timing of collecting accounts receivable could have a material adverse impact on the Company’s ability to access the level of funding necessary to continue its operations at current levels. If any of these events occur or if we are not able to secure additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. Any of these actions could materially harm the Company’s business, results of operations and future prospects.
The Company incurred losses from operations and negative cash flows from operating activities for the 12 months ended December 31, 2015, and such losses might continue for a period of time. Based upon the Company's current expectations and projections for the next year, the Company believes that it may not have sufficient liquidity necessary to sustain operations for the next 12 months due to the maturity dates of the existing credit facilities. These factors, among others, raise doubt that the Company will be able to continue as a going concern. The Company is in process of pursuing options to replace the existing short term credit facilities. The Company has entered into a non-binding proposal with a commercial bank which sets forth proposed terms upon which such bank would provide us up to $20.0 million in debt financing. The Company is in the process of negotiating definitive documentation relating to the new proposed financing with the bank, which consummation will be subject to a number of customary closing conditions for a transaction of this nature. Assuming the closing of the financing, the Company expects to use portions of the proceeds to repay its existing credit facility with Silicon Valley Bank and to repay$5.0 million of its related party credit facility. The Company would also expect the remaining $5.0 million under its related party credit facility to be refinanced into the outstanding convertible note. As of the date of this report, uncertainty exists as to the ultimate completion of these proposed transactions, and there are no assurances that the Company’s negotiation efforts will result in any definitive agreements.
The Company’s recurring losses and negative cash flows from operations raise substantial doubt about its ability to continue as a going concern. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.